Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Private Placement Disclosure Abstract
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 197,250 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $1,972,500 in a private placement that will occur simultaneously with the closing of the IPO. Each Private Placement Unit consists of one Class A ordinary share and one right to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of a Business Combination. The proceeds from the Private Placement Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will expire worthless.

The Private Placement Units, private placement shares, private placement rights and the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by the Sponsor until 30 days after the completion of the Company’s initial Business Combination, except to permitted transferees.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 197,250 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $1,972,500 in a private placement that will occur simultaneously with the closing of the IPO. Each Private Unit consists of one Class A ordinary share (“Private Share”) and one right (“Private Right”). Each Private Right will receive one-sixth (1/6) of one Class A ordinary share upon the consummation of a Business Combination. The proceeds from the Private Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

The Private Placement Units, private placement shares, private placement rights and the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by the Sponsor until 30 days after the completion of the Company’s initial Business Combination, except to permitted transferees.